Annual Fund Operating Expenses	Dec. 31, 2024
Prospectus #1 | CVT S&P 500 Index Portfolio | CVT S&P 500 Index Portfolio
Operating Expenses:
Management Fees	0.30%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.43%
Expense Reimbursement(1)	(0.15%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.28%
Prospectus #1 | CVT S&P MidCap 400 Index Portfolio | Class I
Operating Expenses:
Management Fees	0.32%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.44%
Expense Reimbursement(1)	(0.11%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.33%
Prospectus #1 | CVT S&P MidCap 400 Index Portfolio | Class F
Operating Expenses:
Management Fees	0.32%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.64%
Expense Reimbursement(1)	(0.11%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.53%
Prospectus #1 | CVT NASDAQ 100 Index Portfolio | Class I
Operating Expenses:
Management Fees	0.42%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.58%
Expense Reimbursement(1)	(0.10%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.48%
Prospectus #1 | CVT NASDAQ 100 Index Portfolio | Class F
Operating Expenses:
Management Fees	0.42%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.83%
Expense Reimbursement(1)	(0.10%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.73%
Prospectus #1 | CVT Russell 2000 Small Cap Index Portfolio | Class I
Operating Expenses:
Management Fees	0.37%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.55%
Expense Reimbursement(1)	(0.16%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.39%
Prospectus #1 | CVT Russell 2000 Small Cap Index Portfolio | Class F
Operating Expenses:
Management Fees	0.37%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.75%
Expense Reimbursement(1)	(0.16%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.59%
Prospectus #1 | CVT EAFE International Index Portfolio | Class I
Operating Expenses:
Management Fees	0.42%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.67%
Expense Reimbursement(1)	(0.19%)	[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.48%
Prospectus #1 | CVT EAFE International Index Portfolio | Class F
Operating Expenses:
Management Fees	0.42%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.87%
Expense Reimbursement(1)	(0.19%)	[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.68%
Prospectus #1 | CVT Investment Grade Bond Index Portfolio | Class I
Operating Expenses:
Management Fees	0.32%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.49%
Expense Reimbursement(1)	(0.17%)	[6]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.32%
Prospectus #1 | CVT Investment Grade Bond Index Portfolio | Class F
Operating Expenses:
Management Fees	0.32%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.74%
Expense Reimbursement(1)	(0.17%)	[6]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.57%
Prospectus #2 | CVT Volatility Managed Moderate Portfolio | Class F
Operating Expenses:
Management Fees	0.52%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	1.01%
Expense Reimbursement(1)	(0.13%)	[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.88%
Prospectus #2 | CVT Volatility Managed Moderate Growth Portfolio | Class F
Operating Expenses:
Management Fees	0.52%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.08%
Total Annual Fund Operating Expenses	1.03%
Expense Reimbursement(1)	(0.14%)	[8]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.89%
Prospectus #2 | CVT Volatility Managed Growth Portfolio | Class F
Operating Expenses:
Management Fees	0.52%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.10%
Total Annual Fund Operating Expenses	1.03%
Expense Reimbursement(1)	(0.12%)	[9]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.91%

[1]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.28%. This expense reimbursement will continue through May 1, 2026. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of the reimbursement; or (ii) the expense limit in effect at the time of recoupment.
[2]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.33% for Class I shares and 0.53% for Class F shares. This expense reimbursement will continue through May 1, 2026. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of the reimbursement; or (ii) the expense limit in effect at the time of recoupment.
[3]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.48% for Class I shares and 0.73% for Class F shares. This expense reimbursement will continue through May 1, 2026. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of the reimbursement; or (ii) the expense limit in effect at the time of recoupment.
[4]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.39% for Class I shares and 0.59% for Class F shares. This expense reimbursement will continue through May 1, 2026. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of the reimbursement; or (ii) the expense limit in effect at the time of recoupment.
[5]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.48% for Class I shares and 0.68% for Class F shares. This expense reimbursement will continue through May 1, 2026. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of the reimbursement; or (ii) the expense limit in effect at the time of recoupment.
[6]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.32% for Class I shares and 0.57% for Class F shares. This expense reimbursement will continue through May 1, 2026. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of the reimbursement; or (ii) the expense limit in effect at the time of recoupment.
[7]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.81%. This expense reimbursement will continue through May 1, 2026. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.
[8]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.81%. This expense reimbursement will continue through May 1, 2026. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.
[9]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.81%. This expense reimbursement will continue through May 1, 2026. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.